Subsequent Events (Details) - Equity Incentive Plan [Member] - Forecast [Member]	Jul. 29, 2025 $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares authorized | shares	6,412,500
Ordinary shares per value | $ / shares	$ 0.00625
Plan expire term	10 years